SEGMENTS	0 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with P&G, which combines Teva's production capabilities and market reach with P&G's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 1 to the consolidated financial statements.

Segment profit is comprised of gross profit for the segment, less S&M and R&D expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

During 2014, the classification of certain of our products was changed, in line with the Company's strategy. The comparable figures have been conformed to reflect the revised classification for all periods.

Teva's chief executive officer is reviewing the Company's strategy and organizational structure on a continuing basis. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment. In connection with such organizational changes, effective July 1, 2014, Teva appointed a new President of Global Generic Medicines to lead all of its generic and OTC businesses. Going forward, Teva will continue to evaluate the impact of management changes on its segment reporting.

a. Segment information:

	Generics			Specialty
	Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012
	(U.S.$ in millions)			(U.S.$ in millions)

Revenues	$9,814	$9,902	$10,385	$8,560	$8,388	$8,150
Gross profit	4,247	4,079	4,518	7,457	7,274	7,173
R&D expenses	517	492	485	881	883	793
S&M expenses	1,582	1,919	1,971	2,001	1,864	1,686
Segment profit	$2,148	$1,668	$2,062	$4,575	$4,527	$4,694

	2014	2013	2012

	U.S.$ in millions

Generic medicines profit	$2,148	$1,668	$2,062
Specialty medicines profit	4,575	4,527	4,694
Total segment profit	6,723	6,195	6,756
Profit of other activities	226	242	197
Total profit	6,949	6,437	6,953
Amounts not allocated to segments:
Amortization	1,036	1,180	1,272
General and administrative expenses	1,217	1,239	1,238
Impairments, restructuring and others	650	788	1,259
Legal settlements and loss contingencies	(111)	1,524	715
Other unallocated amounts	206	57	264

Consolidated operating income	3,951	1,649	2,205
Financial expenses - net	313	399	386
Consolidated income before income taxes	$3,638	$1,250	$1,819

b.	Segment revenues by geographic area:
		Year ended December 31,
		2014	2013	2012
		(U.S.$ in millions)
	Generic Medicine
	United States	$4,418	$4,172	$4,381
	Europe*	3,148	3,362	3,482
	Rest of the World	2,248	2,368	2,522
	Total Generic Medicine	9,814	9,902	10,385
	Specialty Medicine
	United States	6,110	6,025	5,857
	Europe*	1,898	1,854	1,575
	Rest of the World	552	509	718
	Total Specialty Medicine	8,560	8,388	8,150
	Other Revenues
	United States	106	264	200
	Europe*	777	772	741
	Rest of the World	1,015	988	841
	Total Other Revenues	1,898	2,024	1,782
	Total Revenues	$20,272	$20,314	$20,317

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

c. Net revenues from specialty medicines were as follows:

	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)

CNS	$5,575	$5,545	$5,464
Copaxone®	4,237	4,328	3,996
Azilect®	428	371	330
Nuvigil®	388	320	347
Respiratory	957	964	856
ProAir®	478	429	406
Qvar®	286	328	297
Oncology	1,180	1,005	860
Treanda®	767	709	608
Women's health	504	510	448
Other Specialty	344	364	522
Total Specialty Medicines	$8,560	$8,388	$8,150

The data presented have been conformed to reflect the revised classification of certain of our products for all periods.

A significant portion of our revenues, and a higher proportion of our profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of our specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, we no longer have patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect our results of operations and financial condition.

In particular, we rely heavily on sales of Copaxone®, our leading specialty medicine. A key element of our business strategy for Copaxone® is the continued migration of current daily Copaxone® 20 mg/mL patients to the three-times-a-week 40 mg/mL version introduced in 2014, and the maintenance of patients on that new version.  Any substantial reduction in the number of patients taking Copaxone®, whether due to the introduction of generic competition or to the increased use of oral medicines or other competing products, would likely have a material adverse effect on our financial results and cash flow.

In 2014, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and the new Copaxone® 40 mg/mL product, amounted to $3.1 billion in the U.S. (approximately 29% of our total 2014 U.S. revenues) and approximately $1.1 billion in markets outside the U.S. (approximately 12% of our total 2014 non-U.S. revenues).

Our multiple sclerosis franchise includes our Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis). The profitability of our multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to our MS franchise. It does not include G&A expenses, amortization and non-recurring items. Our MS franchise profitability was 75.1%, 75.6% and 74.5% in 2014, 2013 and 2012, respectively.

<>d. Supplemental data - major customers:

       The percentages of total consolidated revenues for the years ended December 31, 2014, 2013 and 2012 to one customer were 18%, 17% and 16%, respectively. The percentage of total consolidated revenues for another customer accounted for 17% and 13% for the years ended December 31, 2014 and 2013, respectively. Most of Teva's revenues from these customers were made in the United States. The balance due from the Company's largest customer accounted for 31% of the gross trade accounts receivable at December 31, 2014. Sales reserves and allowances on these balances are recorded in current liabilities (refer to note 1l).

e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2014	2013	2012

	(U.S. $ in millions)
Israel	$1,949	$1,834	$1,649
United States	691	852	896
Hungary	520	526	498
Croatia	515	479	415
Japan	446	492	644
Germany	367	403	367
Other	2,047	2,049	1,846
Total property, plant and equipment	$6,535	$6,635	$6,315